Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2020
Significant accounting policies (Details) [Line Items]
Number of operating segments	1
Description of equity incentive plan	Under the Auris Medical Holding Ltd. Long Term Equity Incentive Plan (the “Equity Incentive Plan” or “EIP”), 50% of granted share options granted to employees vest after a period of service of two years from the grant date and the remaining 50% vest after a period of service of three years from the grant date. Share options granted to members of the Board of Directors granted from 2016 onwards vest after a period of one year after the grant date.
License [member]
Significant accounting policies (Details) [Line Items]
Estimated useful life	10 years